SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 707,462	$ 593,466	$ 503,327
Gross profit	239,357	218,279	190,568
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	439,918	337,052	239,971
Costs of revenue	294,642	227,107	154,298
Gross profit	145,276	109,945	85,673
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	183,785	188,171	201,339
Costs of revenue	98,150	90,386	107,382
Gross profit	85,635	97,785	93,957
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	83,759	68,243	62,017
Costs of revenue	75,313	57,694	51,079
Gross profit	8,446	10,549	10,938
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	707,462	593,466	503,327
Costs of revenue	468,105	375,187	312,759
Gross profit	239,357	218,279	190,568
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	573,567
Integrated solutions contracts revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	380,516	291,106	207,421
Integrated solutions contracts revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	109,342	100,877	145,750
Integrated solutions contracts revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	83,709	68,197	61,101
Integrated solutions contracts revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	573,567	460,180	414,272
Product [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	38,486
Costs of revenue	10,247	5,293	5,456
Product [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	31,559	22,772	15,504
Product [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	6,927	5,895	4,640
Product [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Product [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	38,486	28,667	20,144
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	91,267
Maintenance [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	26,725	21,402	15,985
Maintenance [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	64,492	79,874	49,140
Maintenance [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	50	46	916
Maintenance [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	91,267	101,322	66,041
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	4,142
Extended Warranty Service Revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,118	1,772	1,061
Extended Warranty Service Revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,024	1,525	1,809
Extended Warranty Service Revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Extended Warranty Service Revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 4,142	$ 3,297	$ 2,870